Hartford Life and Annuity Insurance Company Separate Account One:
333-101924	The Director (Series VIII and VIIIR)
333-101945	The Director Plus (Series II/IIR)
333-101951	The Director Outlook (Series II and IIR)
333-69487	The Director (Series VII and VIIR)
333-45303	Director Access (Series I and IR)
333-66345	The Director Edge (Series I and IR)
333-91933	The Director Plus (Series I and IR)
333-39620	The Director Outlook (Series I and IR)

Hartford Life Insurance Company Separate Account Two:
333-101923	The Director (Series VIII and VIIIR)
333-69485	The Director (Series VII and VIIR)
The BB&T Director (Series II/IIR)
The Director Select (Series II/IIR)
333-69489	Nations (Series II/IIR)

Hartford Life Insurance Company Separate Account Three:
333-148563	The Director
333-136543	The Director
333-119414	The Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
333-119419	Director M Access
333-119415	The Director M Edge
333-119422	The Director M Plus
AmSouth Variable Annuity M Plus
The Director M Select Plus
333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook
333-101927	Hartford Select Leaders (Series II-IV)
333-102625	Hartford Select Leaders Outlook (Series I-II)

Hartford Life and Annuity Company Separate Account Three:
333-148562	The Director
333-136545	The Director
333-119418	The Director M
Wells Fargo Director M
333-119423	Director M Access
333-119420	The Director M Edge
333-119416	The Director M Plus
333-119421	The Director M Outlook
Wells Fargo Director M Outlook
333-101928	Hartford Select Leaders (Series II-IV)
333-102628	Hartford Select Leaders Outlook (Series I-II)
333-34998	Hartford Select Leaders (Series I/IR)

Hartford Life Insurance Company Separate Account Seven:
333-148564	Hartford Leaders – Universal
333-148570	Hartford Leaders (Series IV)
Hartford Leaders Platinum
Hartford Leaders / Chase
Huntington Hartford Leaders
Hartford Leaders Ultra
Hartford Leaders Select
333-148554	Hartford Leaders Edge (Series IV)
333-148553	Hartford Leaders Foundation
333-136547	Hartford Leaders Horizon
333-101932	Hartford Leaders (Series II/IIR/III)
Wells Fargo Leaders (Series I/IR/II)
Hartford Leaders /Chase (Series I/II)
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders (Series V)
333-101937	Hartford Leaders Access (Series II/IIR/III)
333-101942	Hartford Leader Edge (Series II/IIR/III)
333-101948	Hartford Leaders Plus (Series II/IIR/III)
333-101954	Hartford Leaders Outlook (Series II/IIR/III)
Nations Outlook Variable Annuity (Series II/IIR/III)
Huntington Hartford Leaders Outlook (Series II/IIR/III)
Classic Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook (Series III)
333-69475	Hartford Leaders (Series I/IR)
333-91927	Hartford Leaders Plus (Series I/IR)

Hartford Life and Annuity Insurance Company Separate Account Seven:
333-148565	Hartford Leaders – Universal
333-148561	Hartford Leaders (Series IV)
333-148555	Hartford Leaders Edge (Series IV)
333-148566	Hartford Leaders Foundation
333-136548	Hartford Leaders Horizon
333-101933	Hartford Leaders (Series II/IIR/III)
Wells Fargo Leaders (Series I/IR/II)
Hartford Select Leaders (Series V)
333-101936	Hartford Leaders Access (Series II/IIR/III)
333-101943	Hartford Leader Edge (Series II/IIR/III)
333-101949	Hartford Leaders Plus (Series II/IIR/III)
333-101955	Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)
Hartford Select Leaders Outlook (Series III)
333-76419	Hartford Leaders (Series I/IR)
333-91921	Hartford Leaders Plus (Series I/IR)
333-40410	Hartford Leaders Outlook (Series I/IR)

Hartford Life Insurance Company Separate Account Ten:
333-69439	Putnam Hartford Capital Manager (Series VI/VIR)

Hartford Life and Annuity Insurance Company Separate Account Ten:
333-69429	Putnam Hartford Capital Manager (Series VI/VIR)

Supplement Dated December 8, 2008 to your Prospectus Dated May 1, 2008

Supplement Dated December 8, 2008 to your Prospectus

Effective February 17, 2009, the charge for The Hartford’s Principal First rider will increase to 0.75%, the maximum charge stated in your prospectus.

This charge will apply if you elect The Hartford’s Principal First rider on or after February 17, 2009, or upon Spousal step-up or an elective five year step-up of your Benefit Amount anytime on or after that date.

Any existing Contract that was issued between August 5, 2002 and January 29, 2004 that elects to add The Hartford’s Principal First rider on or after February 17, 2009 will continue to be able to purchase the rider at 0.35%. However, upon Spousal step-up or an elective five year step-up, the rider fee for these Contracts will increase to the maximum fee of 0.75%.

Only you can decide whether to exercise your step-up privileges and incur the new rider fee. Your next step-up eligibility date is indicated on your Statement of Account.

This supplement should be retained with the Prospectus for future reference.

HV-7873